S-K 1604(a)(3) De-SPAC Forepart, Compensation - Live Oak Sponsor Partners V, LLC [Member]	Nov. 14, 2025 USD ($) $ / shares shares
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 17,500
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	5,750,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	4,500,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000
Loans Issued [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000